Subsequent events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

26. Subsequent events

Subsequent to December 31, 2021, the Company repurchased and cancelled 1,524,700 Class B Common Shares at prevailing market prices as part of its share repurchase program.

Subsequent to December 31, 2021, the Company issued 70,179 Class B shares for services.

On February 23, 2022, the Company entered into an agreement for the sale of the Facility and the Facility Property for total consideration of CAD$16,500,000. The sale remains subject to the satisfaction of a number of closing conditions and is expected to close in mid 2022.

On March 29, 2022, the Company cancelled 504,888 Class B shares previously held by the former CEO.